Earnings Per Common Share (EPS) - Summary of Calculation of Diluted EPS (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Common Share (EPS)
Weighted average common shares outstanding (in shares)	1,977,959	1,976,354	1,977,368	1,976,354	1,976,354	1,980,253
Dilutive effect of stock options and restricted stock units (in shares)	0	0	0	0
Weighted average common and common equivalent shares outstanding (in shares)	1,977,959	1,976,354	1,977,368	1,976,354	1,976,354	1,980,253